Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Premises and Equipment
Schedule of summary of premises and equipment

(in thousands)	2019	2018
Land and land improvements	$9,433	$9,917
Buildings and improvements	34,926	35,674
Furniture and equipment	14,081	14,163
Operating leases - right of use asset	2,425	—
Construction in progress	77	754
Total	60,942	60,508
Less accumulated depreciation	25,554	25,614
Premises and equipment, net	$35,388	$34,894

Schedule of depreciation expense

(in thousands)	2019	2018	2017
Depreciation expense	$2,062	$1,797	$1,735